U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before preparing Form.
	Please print or type.



1.	Name and address of issuer:
Prudential Global Genesis Fund,
Inc., 100 Mulberry Street, Gateway
Center Three, Newark, NJ 07102-
4077.

2.  	Name of each series or class of
securities for which 	this Form is
filed (If the Form is being filed for
all 	series and classes of
securities of the issuer, check 	the
box but do not list series or
classes): [X]

3.	Investment Company Act File Number:
811-5248.
Securities Act File Number: 33-
15985.

4.(a)Last day of fiscal year for which
this notice is filed: May 31, 2000.

  (b)[ ] Check box if this Form is being
filed late (i.e. more than 90
calendar days after the end of the
issuer's fiscal year).  (See
Instruction A.2)

Note: If the Form is being filed late,
interest must be paid on the
registration fee due.

  (c)[ ] Check box if this is the last
time the issuer will be filing this
Form.

	5.	Calculation of registration fee:
    (i) Aggregate sale price of
securities
             sold during the fiscal year in
             reliance on rule 24(f):
	    $76,254,393

   (ii) Aggregate price of securities
redeemed or
             repurchased during the fiscal
year
             (if applicable):
	    $91,173,387

  (iii) Aggregate price of securities
redeemed or
             repurchased during any prior
fiscal
   year ending no earlier than
October
   11,1995 that were not previously
used
   to reduce registration fees
payable to
   the Commission.
	    $92,310,668

(iv)  Total available redemption
credits
	   [add items 5(ii) and 5(iii)].
	   $183,484,005

    (v) Net sales - If item 5(i)is
greater
    than Item 5 (iv) [subtract item
5(iv)
    from item 5(i).
		$-0-

(vi)  Redemption credits available
for use
	   in future years.
	   -if item 5(i)is less than item
5(iv)
	   [subtract item 5(i)from item
(5(iv)]	   $107,229,662

  (vii) Multiplier for determining
registration
     fee. (See instruction C.9):
		X .000264

(viii)  Registration fee due [multiply
item
	   5(v) by item 5 (vii)] enter
105:    "0" if
      no fee is due.
		=$-0-

6.  Prepaid Shares

If the response to item 5(i) was
determined by deducting an amount
of securities that were registered
under the Securities Act of 1933
pursuant to rule 24e-2 as in effect
before October 11, 1997, then
report the amount of securities
(number of shares or other units)
deducted here: -0-. If there is a
number of shares or other units
that were registered pursuant to
rule 24e-2 remaining unsold at the
end of the fiscal year for which
this form is filed that are
available for use by the issuer in
future fiscal years, then state
that number here:-0-.

7.  Interest due - if this Form is
being filed
   more than 90 days after the end of
the
   issuer's fiscal year (See
Instruction D):		 $-0-

8.  Total amount of the registration
fee due
   plus any interest due [line 5(viii)
plus
   line 7]:
			=$-0-

9.  Date the registration fee and any
interest
   payment was sent to the
Commission's lockbox
   depository: N/A

   Method of Delivery:

			[ ]	Wire Transfer
			[ ]  Mail or other means






	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title) /s/ Robert C.
Rosselot
							Robert C.
Rosselot
							Assistant
Secretary


	Date: August 18, 2000




























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